INVENTORIES - Balances (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory [Line Items]
Work in process	R$ 135,380	R$ 93,325
Spare parts and other	1,302,534	931,052
Expected credit losses	(97,934)	(95,053)
Inventories	7,962,324	5,946,948
Pulp | Domestic (Brazil)
Inventory [Line Items]
Finished goods	801,623	576,774
Pulp | Foreign
Inventory [Line Items]
Finished goods	1,510,985	1,271,335
Paper | Domestic (Brazil)
Inventory [Line Items]
Finished goods	561,409	569,771
Paper | Foreign
Inventory [Line Items]
Finished goods	362,027	137,653
Wood
Inventory [Line Items]
Work in process	2,287,406	1,666,817
Operating supplies and packaging
Inventory [Line Items]
Work in process	R$ 1,098,894	R$ 795,274